Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 880,516	$ 597,984
Short-term investments	184,785	117,249
Accounts receivable, net of allowance for credit losses of $23,124 and $27,052 in 2021 and 2020, respectively	362,131	380,519
Inventories, net	327,525	291,181
Prepaid expenses and other current assets (of which $16,956 and $25,429 in 2021 and 2020 due from related parties, respectively)	354,645	237,472
Total current assets	2,109,602	1,624,405
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $632,416 and $630,443 in 2021 and 2020, respectively	638,183	559,372
Goodwill	2,350,763	2,364,031
Intangible assets, net of accumulated amortization of $806,787 and $809,724 in 2021 and 2020, respectively	627,436	726,194
Fair value of derivative instruments - long-term	190,430	379,080
Other long-term assets (of which $10,843 in 2020 due from related parties)	157,644	161,658
Deferred tax assets	72,896	54,879
Total long-term assets	4,037,352	4,245,214
Total assets	6,146,954	5,869,619
Current liabilities:
Current portion of long-term debt	847,626	42,539
Accounts payable	101,224	118,153
Accrued and other current liabilities	568,620	411,483
Total current liabilities	1,517,470	572,175
Long-term liabilities:
Long-term debt, net of current portion	1,094,144	1,880,210
Fair value of derivative instruments - long-term	191,879	393,455
Other long-term liabilities	209,320	186,724
Deferred tax liabilities	37,591	39,216
Total long-term liabilities	1,532,934	2,499,605
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares in 2021 and 2020, respectively	2,702	2,702
Additional paid-in capital	1,818,508	1,834,169
Retained earnings	1,791,740	1,323,091
Accumulated other comprehensive loss	(326,670)	(243,822)
Less treasury shares, at cost—3,755 and 2,844 shares in 2021 and 2020, respectively	(189,730)	(118,301)
Total equity	3,096,550	2,797,839
Total liabilities and equity	$ 6,146,954	$ 5,869,619